Related Party Transactions (Details Narrative)			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Oct. 30, 2026 shares	Sep. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Aug. 01, 2026 $ / shares	Jul. 31, 2026 USD ($)	Oct. 03, 2025 $ / shares	Mar. 01, 2025 USD ($)	Mar. 29, 2023 USD ($)
Related Party Transaction [Line Items]
Outstanding principal balance	$ 10,700,000	$ 10,700,000				$ 10,700,000		$ 10,700,000
Conversion of shares | shares							410,001
Warrants exercise price | $ / shares				$ 2,760	$ 2,760		$ 2,760		$ 2,760	$ 2,760			$ 480.00
Revenues				$ 1,952,285		$ 1,833,770	$ 5,862,464	$ 5,611,456	$ 7,673,532	$ 15,242,560
Asset hosting fees					$ 60,000.00
Interest income loans					$ 400,000
Percentage of common stock held				25.00%			25.00%							4.25%
Percentage of shares outstanding				7.25%			7.25%
Debt instrument face amount												$ 1,000,000.0		$ 10,700,000	$ 14,500,000
Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price | $ / shares											$ 18.6336
Series B Warrants [Member]
Related Party Transaction [Line Items]
Warrants exercise price | $ / shares					$ 93.1728				$ 93.1728
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Sale of shares | shares			13,340
Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares | shares							3,198
Debt instrument convertible conversion price | $ / shares	$ 93.17	$ 93.17				$ 93.17		$ 93.17
Commercial Alliance Agreement [Member]
Related Party Transaction [Line Items]
Revenues				$ 1,800,000		$ 1,600,000	$ 5,400,000	$ 4,800,000	$ 6,700,000	$ 12,700,000
Commercial Alliance Agreement [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Related Party Transaction [Line Items]
Concentration risk percentage				94.00%		88.00%	93.00%	85.00%	86.70%	83.50%
Commercial Alliance Agreement [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Related Party Transaction [Line Items]
Concentration risk percentage							98.00%		97.00%	87.80%
Senior Secured Promissory Note [Member] | Debt Cancellation Agreement [Member]
Related Party Transaction [Line Items]
Outstanding principal balance	$ 10,700,000	$ 10,700,000				$ 10,700,000		$ 10,700,000
Partner Colorado Credit Union [Member]
Related Party Transaction [Line Items]
Common stock held by related party									25.20%	38.80%
Beneficial ownership cap	0.0499	0.0499				0.0499		0.0499
Percentage of common stock held				8.80%	25.20%		8.80%		25.20%
Partner Colorado Credit Union [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Percentage of shares outstanding				49.00%			49.00%
Partner Colorado Credit Union [Member] | Series B Warrants [Member]
Related Party Transaction [Line Items]
Percentage of shares outstanding				44.00%			44.00%
Partner Colorado Credit Union [Member] | Series B Preferred Stock And Series B Warrants [Member]
Related Party Transaction [Line Items]
Percentage of shares outstanding					43.00%				43.00%
Partner Colorado Credit Union [Member] | Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of shares | shares		13,436
Partner Colorado Credit Union [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Debt conversion convertible shares issued | shares		72,100
Warrants exercise price | $ / shares	$ 93.1728	$ 93.1728				$ 93.1728		$ 93.1728
Partner Colorado Credit Union [Member] | Debt Cancellation Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument face amount	$ 10,700,000	$ 10,700,000				$ 10,700,000		$ 10,700,000
Partner Colorado Credit Union [Member] | Debt Cancellation Agreement [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt conversion convertible shares issued | shares	13,436
Partner Colorado Credit Union [Member] | Debt Cancellation Agreement [Member] | Series B Warrants [Member]
Related Party Transaction [Line Items]
Repurchase of warrant shares | shares	360,532
Debt instrument convertible conversion price | $ / shares	$ 18.6336	$ 18.6336				$ 18.6336		$ 18.6336
Debt conversion rate of interest	4.99%